Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets explanatory [text block]
The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Customer related intangibles		Others		Total
Gross carrying value
Balance as at April 1, 2017	Rs.	75,946	Rs.	357	Rs.	2,763	Rs.	79,066
Additions		2,377		-		228		2,605
Effect of changes in foreign exchange rates		3,864		-		6		3,870
Balance as at March 31, 2018	Rs.	82,187	Rs.	357	Rs.	2,997	Rs.	85,541

Balance as at April 1, 2018	Rs.	82,187	Rs.	357	Rs.	2,997	Rs.	85,541
Additions		1,542		-		602		2,144
Disposals/De-recognitions (1)		(3,219)		(357)		-		(3,576)
Effect of changes in foreign exchange rates		1,461		-		1		1,462
Balance as at March 31, 2019	Rs.	81,971	Rs.	-	Rs.	3,600	Rs.	85,571

Amortization/impairment loss
Balance as at April 1, 2017	Rs.	32,841	Rs.	357	Rs.	943	Rs.	34,141
Amortization for the year		3,139		-		286		3,425
Impairment loss		53		-		-		53
Effect of changes in foreign exchange rates		3,256		-		1		3,257
Balance as at March 31, 2018	Rs.	39,289	Rs.	357	Rs.	1,230	Rs.	40,876

Balance as at April 1, 2018	Rs.	39,289	Rs.	357	Rs.	1,230	Rs.	40,876
Amortization for the year		3,432		-		396		3,828
Impairment loss		116		-		-		116
Disposals/De-recognitions (1)		(2,815)		(357)		-		(3,172)
Effect of changes in foreign exchange rates		(445)		-		1		(444)
Balance as at March 31, 2019	Rs.	39,577	Rs.	-	Rs.	1,627	Rs.	41,204

Net carrying value
As at April 1, 2017	Rs.	43,105	Rs.	-	Rs.	1,820	Rs.	44,925
As at March 31, 2018	Rs.	42,898	Rs.	-	Rs.	1,767	Rs.	44,665
As at March 31, 2019	Rs.	42,394	Rs.	-	Rs.	1,973	Rs.	44,367

(1)	Gain on disposal of assets for the year ended March 31, 2019 includes an amount of Rs.682 representing the profit on sale of intangible assets forming part of the Company’s Proprietary Products segment.

Description Of Intangible Assets Other than Goodwill And Remaining Amortization Period
Particulars of the asset	Acquired from	Carrying cost
ANDAs	Teva and an affiliate of Allergan	Rs.	24,489
Select portfolio of dermatology, respiratory and pediatric assets	UCB India Private Limited and affiliates		5,578
Intellectual property rights relating to PPC-06	Xenoport, Inc.		3,527
Habitrol® brand	Novartis Consumer Health Inc.		2,421
Beta brand	3i Group plc		1,084
Commercialization rights for an anti-cancer biologic agent	Eisai Company Limited		1,620
Intellectual property rights relating to Xeglyze™ lotion	Hatchtech Pty Limited		1,072
OTC product brands	Ducere Pharma LLC		798
Intellectual property rights relating to fondaparinux sodium	Alchemia Limited		187
ANDAs	Gland Pharma Limited		312

Disclosure of detailed information about intangible assets [text block]
Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2019		2018
Opening balance	Rs.	27,027	Rs.	27,150
Add: Additions during the year		1,171		523
Less : Capitalizations during the year(1)		(5,445)		(778)
Less: Impairments during the year		-		-
Effect of changes in exchange rates		1,857		132
Closing balance	Rs.	24,610	Rs.	27,027

(1)	During the year ended March 31, 2019, the products buprenorphine and naloxone sublingual film and tobramycin were available for use and are subject to amortization. Accordingly, the Company reclassified the amount from IPR&D to product related intangibles.

Disclosure of detailed information about impairment loss on other intangible assets [text block]
	For the Year Ended March 31,
	2019		2018		2017
Selling, general and administrative expenses	Rs.	82	Rs.	53	Rs.	72
Research and development expenses		34		-		38
Cost of revenues		-		-		-
	Rs.	116	Rs.	53	Rs.	110